Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Option Activity	Stock option activity during the nine months ended September 30, 2024 is summarized as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2023	38,334	$49.80	8.49
Granted	25,750	3.90	-
Balance on September 30, 2024	64,084	$31.35	8.01
Options exercisable on September 30, 2024	38,960	$46.11	7.85
Weighted average fair value of options granted during the period	-	$3.67	-
There was no option activity during the year ended December 31, 2022. Option activity for the year ended December 31, 2023 are summarized as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2022	-	$-	-
Granted	38,333	49.80	-
Balance on December 31, 2023	38,333	$49.80	8.49
Options exercisable on December 31, 2023	29,583	$49.80	9.13
Weighted average fair value of options granted during the period	-	$27.60	-

Schedule of Warrant Activity	Warrant activity for the nine months ended September 30, 2024 is summarized as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	11,245	$54.78	4.13	$-
Granted	4,431,952	3.02	-	-
Exercised	(1,777,101)	1.82	-	-
Balance Outstanding, September 30, 2024	2,666,096	$2.66	3.55	$4,239,093
Exercisable, September 30, 2024	2,666,096	$2.66	3.55	$4,239,093
Warrant activity for the year ended December 31, 2023 are summarized as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2022	-	$-	-	-
Granted	11,245	54.78	-	-
Balance Outstanding, December 31, 2023	11,245	$54.78	4.13	-
Exercisable, December 31, 2023	11,245	$54.78	4.13	-

Schedule of Placement Agent Warrants	The March 2024 Placement Agent Warrants were valued on the date of issuance using Binomial Lattice valuation model with the following assumptions:
March 15, 2024
Dividend rate	—%
Term (in years)	5.5 years
Volatility	186.5%
Risk—free interest rate	4.33%

Schedule of Estimated Using the Binomial Option-Pricing Model	The fair value of the March 2024 Common Warrants on the modification date, the fair value of the New Warrants, and the fair value of the September 2024 Placement Agent Warrants were estimated using the Binomial option-pricing model with the following assumptions:
September 20, 2024
Exercise price	$2.33 to $3.225
Term (years)	1.75 to 5.5
Expected stock price volatility	162.4%
Risk-free rate of interest	3.48% to 3.55%

Schedule of Grant Date Using a Black-Scholes Option Pricing Model	The stock options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions:
	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Dividend rate	—%	—%
Term (in years)	3.0 to 6.0 years	3.0 to 6.0 years
Volatility	168.9 to 184.6%	68.8% to 71.6%
Risk—free interest rate	4.07% to 4.56%	3.95% to 4.00%